Organization	12 Months Ended
Dec. 31, 2025
Organization
Organization
1.	Organization

PDD Holdings Inc. (the ‘‘Company’’) was incorporated in the Cayman Islands on April 20, 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are engaged in the provision of online platforms to help merchants leverage the power of the internet to engage with their customers.

The VIE agreements

The laws and regulations of the PRC currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. To comply with PRC laws and regulations, the Group conducts its business in which foreign investment is restricted in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company directs the activities of the VIE through a series of contractual arrangements (the “Contractual Agreements’’). The equity interests of the VIE are legally held by PRC individuals (the ‘‘Nominee Shareholders’’). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via Hangzhou Weimi Network Technology Co., Ltd. (“Hangzhou Weimi”), one of the Company’s PRC subsidiaries, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via Hangzhou Weimi, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Exclusive Option Agreements Pursuant to the Exclusive Option Agreements entered into among the Nominee Shareholders, the VIE and Hangzhou Weimi, Nominee Shareholders irrevocably granted Hangzhou Weimi an exclusive call option to purchase, or have its designated person(s) to purchase their equity interests in the VIE. Hangzhou Weimi has the sole discretion as to when to exercise the options, whether in part or full. The exercise price of the options to purchase all or part of the equity interests in the VIE will be all or part of the VIE’s assets at the book value of such assets, or the minimum amount of consideration permitted by the applicable PRC laws, whichever is higher. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to Hangzhou Weimi or its designated party, to the extent permitted under PRC laws. The Exclusive Option Agreements will remain in effect until all the equity interests in VIE held by Nominee Shareholders are transferred to Hangzhou Weimi or its designated party. Hangzhou Weimi may terminate the Exclusive Option Agreements at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreements.

Equity Pledge Agreement Pursuant to the Equity Pledge Agreement entered into among Hangzhou Weimi (the “Pledge Agreement”), the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to Hangzhou Weimi as collateral to secure their obligations under the Contractual Agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholders’ equity interests in the VIE to Hangzhou Weimi, to the extent permitted by PRC laws. If the VIE or any of their Nominee Shareholders breach any of their respective contractual obligations under the above agreements, Hangzhou Weimi, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of Hangzhou Weimi. The Equity Pledge Agreement will be valid until the VIE and the shareholders fulfill all the contractual obligations under the Contractual Agreements in full and the pledged equity interests have been transferred to Hangzhou Weimi and/or its designee.

Shareholders’ Voting Rights Proxy Agreement Pursuant to the Shareholders’ Voting Rights Proxy Agreement entered into among the Nominee Shareholders, the VIE and Hangzhou Weimi (the “Proxy Agreement”), the Nominee Shareholders authorized Hangzhou Weimi or its designated party to (1) act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder and the senior management members of the VIE. The proxy remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of the VIE.

1.	Organization (Continued)

The VIE agreements (Continued)

Exclusive Consulting and Services Agreement Pursuant to the Exclusive Consulting and Services Agreement (the “Consulting and Services Agreement”), dated June 5, 2015, Hangzhou Weimi retains exclusive right to provide to the VIE the technical support and consulting services, including but not limited to, technology development and maintenance service, marketing consulting service and administrative consulting service. Hangzhou Weimi owns the intellectual property rights developed in the performance of the agreement. In exchange for these services, Hangzhou Weimi is entitled to charge the VIE annual service fees which typically amount to what would be substantially all of the VIE’s pre-tax profits, resulting in a transfer of substantially all of the profits from the VIE to Hangzhou Weimi. The term of the agreement is 10 years, which will be automatically renewed every ten-year thereafter if Hangzhou Weimi does not provide notice of termination to the Nominee Shareholders three months prior to expiration. The agreement has been renewed for another term until June 5, 2035.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Group, including its subsidiaries, the VIE and the subsidiaries of the VIE, is not in violation with any applicable PRC laws and (ii) each of the VIE agreements is legal, valid, binding and enforceable to each party of such agreements in accordance with its terms and applicable PRC Laws.

The Proxy Agreement was assigned by Hangzhou Weimi to the Company. The Company and the VIE entered into a financial support undertaking letter pursuant to which, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred.

Uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, Hangzhou Weimi or any of its current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

In addition, if the VIE or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the primary beneficiary’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of the Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. Uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce the Contractual Agreements, the primary beneficiary may not be able to direct the activities of its VIE, and the Group’s ability to conduct its business may be negatively affected.

The VIE and its subsidiaries contributed to 45.7%, 22.5% and 13.1% of the Group’s consolidated revenues for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the VIE and its subsidiaries accounted for an aggregate of 35.1% and 38.5%, respectively of the consolidated total assets, and 51.9% and 50.3%, respectively of the consolidated total liabilities.

1.	Organization (Continued)

The VIE agreements (Continued)

The following tables represent the financial information for the VIE and its subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Total assets	217,009,461	293,479,167	41,966,962
Total liabilities	124,142,846	180,151,655	25,761,345

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Total revenues	131,868,973	121,108,780	113,748,348	16,265,797
Net income	23,398,906	22,921,391	20,687,326	2,958,248

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash generated from operating activities	49,705,625	15,819,139	24,682,511	3,529,552
Net cash used in investing activities	(43,637,362)	(36,090,803)	(62,690,562)	(8,964,631)
Net cash generated from financing activities	3,390,438	20,020,807	45,135,333	6,454,267
Net increase/(decrease) in cash, cash equivalents and restricted cash	9,458,701	(250,857)	7,127,282	1,019,188

As of December 31, 2024 and 2025, the total assets of the VIE and its subsidiaries excluding the intra-company balances and transactions within the Group were RMB177,374,893 and RMB242,454,097 (US$34,670,476), respectively, which were consisting of cash and cash equivalents, restricted cash, short-term investments, receivables from online payment platforms, amounts due from related parties, prepayments and other current assets, property, equipment and software, net, intangible assets, right-of-use assets, deferred tax assets and other non-current assets. As of December 31, 2024 and 2025, the total liabilities of the VIE and its subsidiaries after eliminating the intra-company balances and transactions within the Group were RMB99,445,020 and RMB109,013,289 (US$15,588,694), respectively, which were consisting of amounts due to related parties, customer advances and deferred revenues, lease liabilities, merchant deposits, payable to merchants, accrued expenses and other liabilities and deferred tax liabilities.

For the years ended December 31, 2023, 2024 and 2025, the total revenues of the VIE and its subsidiaries were RMB113,113,671, RMB88,762,725 and RMB56,770,921 (US$8,118,134), respectively, which have been reflected in the Group’s consolidated financial statements with the intra-company transactions within the Group eliminated.

As of December 31, 2025, there are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations and which can only be used to settle the VIE’s obligations, except for registered capital and the statutory reserves, which were RMB121,000 (US$17,303) and RMB5,889 (US$842), respectively. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 18 for disclosure of the restricted net assets. As the VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other significant pledges or collateralization of the VIE’s assets.